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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6732

            Van Kampen Advantage Pennsylvania Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05
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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE PENNSYLVANIA MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)      DESCRIPTION                                                                          COUPON    MATURITY        VALUE
           MUNICIPAL BONDS    147.1%
           PENNSYLVANIA    145.6%
 $ 1,000   Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                               5.125%    03/01/32   $   1,046,090
   1,500   Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                               5.250     03/01/32       1,590,390
     905   Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2 (AMT)
           (GNMA Collateralized)                                                                5.750     05/01/33         941,037
   1,000   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                      5.750     12/01/13       1,144,810
   1,830   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                      5.750     12/01/18       2,092,166
   2,000   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                      5.500     12/01/24       2,243,860
   2,640   Bensalem Twp, PA Sch Dist (FGIC Insd) (a)                                            5.000     08/15/18       2,876,993
   1,000   Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                                5.000     11/15/19       1,097,700
   1,150   Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A (AMBAC Insd) (a)            5.375     06/01/14       1,292,773
   1,215   Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A (AMBAC Insd) (a)            5.375     06/01/15       1,364,895
     870   Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg (AMT)
           (LOC: Paribas & Union Bk of CA Intl)                                                 6.650     05/01/10         945,003
   1,500   Central Dauphin, PA Sch Dist (FSA Insd)                                              5.000     12/01/19       1,638,405
   5,000   Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco Western PA Hosp Proj B Rfdg
           (Escrowed to Maturity) (MBIA Insd)                                                   6.250     07/01/16       5,902,900
   1,000   Delaware Cnty, PA Auth College Neumann College Rfdg                                  6.000     10/01/31       1,040,790
   1,500   Delaware Vly, PA Regl Fin Auth                                                       5.750     07/01/17       1,749,255
   2,735   Exeter Twp, PA Sch Dist (FGIC Insd)                                                  5.000     05/15/25       2,916,002
   2,000   Greater Latrobe, PA Sch Auth (FGIC Insd)                                             5.250     04/01/17       2,214,720
   1,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                                   5.000     12/01/33       1,643,595
   1,345   Jenkintown, PA Sch Dist Ser A (FGIC Insd) (b)                                        5.000     05/15/28       1,404,570
   1,000   Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)             5.350     07/01/26       1,105,380
     905   Mars, PA Area Sch Dist Ser AA (MBIA Insd)                                              *       09/01/19         477,342
     495   Mars, PA Area Sch Dist Ser AA (MBIA Insd)                                              *       09/01/21         233,412
   2,500   Mercer Cnty, PA Indl Dev Auth Wtr Facs Philadelphia Sub Corp (AMT) (MBIA Insd)       6.000     07/01/30       2,794,750
   1,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                                    6.000     01/01/43       1,061,210
   1,205   Monroeville, PA Muni Auth San Ser B (MBIA Insd)                                      5.250     12/01/18       1,342,394
   1,350   Monroeville, PA Muni Auth San Ser B (MBIA Insd) (a)                                  5.250     12/01/20       1,498,082

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
   1,500   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A           5.125     06/01/32       1,529,040
   1,000   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj Ser A (MBIA Insd)        5.250     11/01/14       1,134,780
   2,395   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                             5.650     04/01/29       2,459,042
   2,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                                   5.500     05/01/17       2,233,380
   1,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                                 5.500     05/01/34       1,043,130
   1,000   Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson                              5.375     01/01/25       1,084,010
   1,500   Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A
           (XLCA Insd) (b)                                                                      5.000     11/01/36       1,560,690
   1,500   Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc Ser A (XLCA Insd)               5.250     07/01/18       1,649,130
   1,500   Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc Ser A (XLCA Insd)               5.000     07/01/33       1,556,805
   1,000   Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)                  5.500     11/01/22       1,095,070
   1,560   Pennsylvania St Higher Ed Fac Philadelphia College Osteopathic Med (a)               5.000     12/01/16       1,690,556
   1,850   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                                        6.000     01/15/31       2,056,442
   3,015   Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                                     5.500     12/01/10       3,415,995
   1,970   Pennsylvania St Univ Rfdg                                                            5.250     03/01/18       2,189,891
   1,500   Philadelphia, PA (FSA Insd)                                                          5.250     09/15/25       1,636,905
   1,005   Philadelphia, PA Auth Indl Dev Amern College Of Physicians                           5.500     06/15/27       1,059,290
   2,500   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A (AMT)
           (FGIC Insd)                                                                          5.250     07/01/28       2,621,050
   4,250   Philadelphia, PA Gas Wks Rev 12th Ser B (Escrowed to Maturity) (MBIA Insd)           7.000     05/15/20       5,317,770
   4,100   Philadelphia, PA Wtr & Swr Rev Cap Apprec 14th Ser (MBIA Insd)                           *     10/01/07       3,821,036
   5,000   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)       5.000     02/01/24       5,347,800
   1,000   Pittsburgh, PA Pub Pkg Auth Rev Ser B (FGIC Insd) (b)                                5.000     12/01/23       1,077,580
   2,500   Pittsburgh, PA Ser A (AMBAC Insd)                                                    5.500     09/01/17       2,760,050
   2,000   Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                            5.750     09/01/21       2,218,000
   2,000   Pittsburgh, PA Wtr & Swr Rfdg (FGIC Insd)                                            6.500     09/01/13       2,395,020
   1,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (MBIA Insd)                        5.375     05/15/28       1,067,410
     685   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd)                         5.250     11/01/18         764,412
   1,220   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (Prerefunded @ 11/01/13)
           (FGIC Insd)                                                                          5.250     11/01/18       1,386,359
   1,205   State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd) (a)                5.250     04/01/20       1,336,176
   1,270   State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd) (a)                5.250     04/01/21       1,405,039
   1,500   Susquehanna Area Regl Arpt Auth PA Arpt Ser D                                        5.375     01/01/18       1,552,185
   1,850   Trinity Area Sch Dist PA (FGIC Insd)                                                 5.250     11/01/20       2,056,867
   1,285   Unity Twp, PA Muni Auth Swr Rev (FSA Insd)                                           5.000     12/01/24       1,383,675
   1,075   Wilson, PA Sch Dist Second Ser (FSA Insd)                                            5.375     05/15/16       1,202,162
                                                                                                                     -------------
                                                                                                                       108,765,271
                                                                                                                     -------------

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
           U. S. VIRGIN ISLANDS    1.5%
   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)              6.125     10/01/29       1,138,160
                                                                                                                     -------------

TOTAL LONG-TERM INVESTMENTS    147.1%
   (Cost $100,581,842)                                                                                                 109,903,431
                                                                                                                     -------------

SHORT-TERM INVESTMENTS    10.7%
   2,700   Delaware Cnty, PA Indl Dev Auth Dates United Parcel Svc Proj (c)                     1.750     12/01/15       2,700,000
   4,700   Delaware Cnty, PA Indl Dev Auth Pollutn Ctl Rev Exelon Rmkt (c)                      1.970     04/01/21       4,700,000
     600   South Fork Muni Auth PA Hosp Rev Conemaugh Hlth Sys Ser A (MBIA Insd) (c)            1.820     07/01/28         600,000
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $8,000,000)                                                                                                     8,000,000
                                                                                                                     -------------

TOTAL INVESTMENTS    157.8%
   (Cost $108,581,842)                                                                                                 117,903,431

LIABILITIES IN EXCESS OF OTHER ASSETS    (4.2%)                                                                         (3,160,996)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (53.6%)                                                          (40,008,110)
                                                                                                                     -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                     $  74,734,325
                                                                                                                     =============

          Percentages are calculated as a percentage of net assets applicable to common shares.
*         Zero coupon bond
(a)       The Trust owns 100% of the bond issuance.
(b)       Securities purchased on a when-issued or delayed delivery basis.
(c) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.
ACA     - American Capital Access
AMBAC   - AMBAC Indemnity Corp.
AMT     - Alternative Minimum Tax
FGIC    - Financial Guaranty Insurance Co.
FSA     - Financial Security Assurance Inc.
GNMA    - Government National Mortgage Association
LOC     - Letter of Credit
MBIA    - Municipal Bond Investors Assurance Corp.
Radian  - Radian Asset Assurance
XLCA    - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Advantage Pennsylvania Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005